INCOME TAXES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Current Payable [Abstract]
Federal	$ 12,683	$ 5,167	$ 453
State and local	3,381	2,160	1,419
Foreign	3,928	3,123	3,000
Total current payable	19,992	10,450	4,872
Net Deferred [Abstract]
Federal	3,696	3,464	(1,884)
State and local	600	946	(137)
Foreign	166	194	23
Total net deferred	4,462	4,604	(1,998)
Total income tax expense	24,454	15,054	2,874
Components of earnings before income taxes [Abstract]
U.S.	59,334	31,768	328
Foreign	10,924	9,296	8,459
Total	70,258	41,064	8,787
Effective income tax rate reconciliation [Abstract]
Statutory federal income tax rate (in hundredths)	35.00%	35.00%	34.00%
State and local taxes (net of federal benefits) (in hundredths)	4.20%	5.20%	8.20%
Effect of noncontrolling owned interest in earnings of partnerships (in hundredths)	(0.30%)	(0.50%)	(3.00%)
Manufacturing deduction (in hundredths)	(2.00%)	(1.60%)	(1.90%)
Tax credits, including foreign tax credit (in hundredths)	(2.50%)	(1.20%)	(15.40%)
Change in valuation allowance (in hundredths)	0.00%	0.00%	0.00%
Change in uncertain tax positions reserve (in hundredths)	0.60%	(1.00%)	0.40%
Foreign rate differential (in hundredths)	0.30%	0.70%	0.40%
Other permanent differences (in hundredths)	0.60%	1.10%	4.90%
Other, net (in hundredths)	(1.10%)	(1.10%)	4.90%
Effective income tax rate (in hundredths)	34.80%	36.60%	32.50%
Components of Deferred Tax Assets [Abstract]
Employee benefits	7,698	7,295
Net operating loss carryforwards	1,136	1,780
Foreign subsidiary capital loss carryforward	628	671
Other tax credits	2,141	1,494
Inventory	113	838
Reserves on receivables	1,011	1,193
Accrued expenses	4,470	2,995
Other, net	3,172	2,673
Gross deferred income tax assets	20,369	18,939
Valuation allowance	(1,021)	(859)
Deferred income tax assets	19,348	18,080
Components of Deferred Tax Liabilities [Abstract]
Depreciation	(21,114)	(18,248)
Intangibles	(15,269)	(12,781)
Other, net	(1,522)	(1,010)
Deferred income tax liabilities	(37,905)	(32,039)
Net deferred income tax liability	$ (18,557)	$ (13,959)